UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2552

Waddell & Reed Advisors Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Bond Fund
December 31, 2008
(In Thousands)

CORPORATE DEBT SECURITIES	Principal	Value
Banking - 2.67%
First Union Corporation,
7.574%, 8-1-26	$6,000	$5,781
JPMorgan Chase & Co. (Federal Deposit Insurance Corporation),
3.125%, 12-1-11 (A)	4,000	4,156
KeyBank National Association (Federal Deposit Insurance Corporation),
3.200%, 6-15-12 (A)	8,000	8,312
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	5,000	4,997
		23,246
Beverage / Bottling - 0.87%
Coca-Cola Company (The),
5.350%, 11-15-17	7,000	7,552

Biotechnology - 0.36%
Amgen Inc.,
6.150%, 6-1-18	3,000	3,182

Building Products - 0.21%
Hanson PLC,
7.875%, 9-27-10	4,500	1,817

Cable / Media - 1.92%
Comcast Cable Communications, Inc.,
8.500%, 5-1-27	5,250	5,916
Cox Communications, Inc.,
4.625%, 1-15-10	3,000	2,903
EchoStar DBS Corporation,
6.375%, 10-1-11	3,000	2,790
Walt Disney Company (The),
4.700%, 12-1-12	5,000	5,146
		16,755
Chemicals - 0.71%
E.I. du Pont de Nemours and Company:
5.000%, 1-15-13	3,900	3,935
5.875%, 1-15-14	2,150	2,214
		6,149
Coal & Consumable Fuels - 0.33%
Peabody Energy Corporation,
6.875%, 3-15-13	3,000	2,842

Computer Hardware - 0.74%
Hewlett-Packard Company,
6.500%, 7-1-12	6,000	6,457

Conglomerate / Diversified Mfg - 0.45%
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	3,917

Consumer Finance - 0.10%
Ford Motor Credit Company,
7.375%, 10-28-09	1,000	878

Diversified Metals & Mining - 0.23%
BHP Billiton Finance (USA) Limited,
5.000%, 12-15-10	2,075	2,041

Electric - 1.02%
Duke Energy Corporation,
6.250%, 1-15-12	3,325	3,445
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,250	3,224
Pepco Holdings, Inc.,
4.000%, 5-15-10	2,250	2,164
		8,833
Finance - Other - 5.09%
CHYPS CBO 1997-1 Ltd.,
6.720%, 1-15-10 (B)	827	83
COMM 2005-C6,
5.144%, 6-10-44	18,500	15,001
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.500%, 9-25-35	6,000	4,672
General Electric Capital Corporation:
4.644%, 4-10-12 (C)	7,000	5,938
5.250%, 10-19-12	5,250	5,288
5.625%, 5-1-18	5,500	5,540
Student Loan Marketing Association,
0.000%, 10-3-22	9,420	5,562
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (B)	2,300	2,267
		44,351
Finance Companies - 0.16%
ISA Capital do Brasil S.A.,
7.875%, 1-30-12 (D)	1,500	1,418

Food Processors - 0.23%
ConAgra, Inc.,
6.700%, 8-1-27	2,000	2,005

Gas Pipe Lines - 0.53%
Tennessee Gas Pipeline Company,
7.000%, 3-15-27	6,000	4,632

Household Appliances - 0.31%
Controladora Mabe, S.A. de C.V.,
6.500%, 12-15-15 (B)	3,000	2,700

Household Products - 1.50%
Procter & Gamble Company (The),
8.000%, 9-1-24	10,000	13,126

Information / Data Technology - 0.97%
IBM International Group Capital LLC,
5.050%, 10-22-12	3,500	3,652
International Business Machines Corporation,
7.625%, 10-15-18	4,000	4,797
		8,449
Integrated Telecommunication Services - 0.23%
AT&T Inc.,
4.950%, 1-15-13	2,000	2,011

Investment Banking & Brokerage - 1.27%
Merrill Lynch & Co., Inc.,
5.450%, 7-15-14	7,000	6,920
Morgan Stanley (Federal Deposit Insurance Corporation),
3.250%, 12-1-11 (A)	4,000	4,168
		11,088
Leasing - 0.28%
International Lease Finance Corporation,
5.000%, 4-15-10	3,000	2,435

Multi-Utilities - 0.80%
Dominion Resources, Inc.,
5.250%, 8-1-33	7,500	6,986

Oil & Gas Equipment & Services - 0.60%
Halliburton Company,
6.750%, 2-1-27	4,950	5,205

Oil & Gas Exploration & Production - 0.37%
Chesapeake Energy Corporation,
7.500%, 9-15-13	3,750	3,225

Other Diversified Financial Services - 1.21%
JPMorgan Chase & Co.,
6.000%, 1-15-18	10,000	10,555

Other Mortgage-Backed Securities - 4.19%
Alternative Loan Trust 2005-J4,
5.500%, 11-25-35	8,250	4,355
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (C)	7,500	6,769
CHL Mortgage Pass-Through Trust 2005-28,
5.250%, 1-25-19	11,069	8,822
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	6,000	4,955
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (C)	6,000	4,831
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9-25-18	7,500	6,778
		36,510
Other Non-Agency REMIC/CMO - 1.24%
GSR Mortgage Loan Trust 2004-2F,
7.000%, 1-25-34	2,529	2,389
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
5.275%, 2-25-34 (C)	3,392	2,079
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12,
5.142%, 9-25-34 (C)	3,565	214
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-18,
5.424%, 12-25-34 (C)	5,697	285
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
4.978%, 3-25-34 (C)	4,011	1,333
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
4.667%, 5-25-34 (C)	2,884	259
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2005-21,
5.679%, 11-25-35 (C)	4,927	123
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22,
5.591%, 12-25-35 (C)	3,824	153
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1,
6.016%, 2-25-36 (C)	3,858	24
Structured Asset Securities Corporation Trust 2005-16,
5.500%, 9-25-35	7,000	3,961
		10,820
Paper / Forest Products - 0.13%
Westvaco Corporation,
7.500%, 6-15-27	1,260	1,141

Pharmaceuticals - 3.25%
Abbott Laboratories:
3.750%, 3-15-11	5,800	5,874
5.600%, 5-15-11	2,375	2,508
GlaxoSmithKline Capital Inc.,
5.650%, 5-15-18	7,500	7,877
Johnson & Johnson,
5.150%, 7-15-18	6,000	6,607
Merck & Co., Inc.,
4.750%, 3-1-15	5,500	5,437
		28,303
Property & Casualty Insurance - 1.46%
Berkshire Hathaway Finance Corporation:
4.750%, 5-15-12	4,500	4,619
5.000%, 8-15-13 (B)	8,000	8,138
		12,757
Publishing - 0.01%
Quebecor World Capital Corporation,
0.000%, 11-15-08 (E)	3,500	96

Service - Other - 0.07%
HCA - The Healthcare Company,
8.750%, 9-1-10	609	585

Soft Drinks - 0.14%
PepsiCo, Inc.,
7.900%, 11-1-18	1,000	1,226

Support - 0.08%
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.442%, 3-25-35 (C)	6,419	675

Telecommunications - 2.83%
British Telecommunications plc,
5.150%, 1-15-13	10,000	9,526
Deutsche Telekom International Finance B.V.,
8.000%, 6-15-10	7,000	7,211
New York Telephone Company,
6.700%, 11-1-23	2,250	1,924
Pacific Bell,
7.250%, 11-1-27	3,250	2,939
Telecom Italia Capital,
6.999%, 6-4-18	3,750	3,042
		24,642
Utilities - Other - 0.23%
Toll Road Investors Partnership II, L.P.,
0.000%, 2-15-09 (B)	2,000	1,994

Wireless Telecommunication Service - 0.41%
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	3,500	3,623

TOTAL CORPORATE DEBT SECURITIES - 37.20%		$324,227
(Cost: $379,128)

MUNICIPAL BONDS - TAXABLE - 0.44%
Massachusetts
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University Issue, Series C (2008),
5.260%, 10-1-18	3,750	$3,830
(Cost: $3,750)

OTHER GOVERNMENT SECURITIES
Brazil - 0.19%
Federative Republic of Brazil (The),
9.250%, 10-22-10	1,500	1,644

Canada - 1.39%
Province de Quebec,
7.140%, 2-27-26	9,200	12,162

Supranational - 0.60%
Inter-American Development Bank,
8.400%, 9-1-09	5,000	5,209

TOTAL OTHER GOVERNMENT SECURITIES - 2.18%		$19,015
(Cost: $16,023)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 9.10%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (D)	9,500	9,771
Federal Farm Credit Bank:
3.750%, 12-6-10	4,000	4,190
4.050%, 9-29-11	8,000	8,163
4.350%, 9-2-14	10,000	10,936
Federal Home Loan Mortgage Corporation:
5.750%, 7-20-11	4,500	4,617
5.375%, 1-9-14	11,250	11,258
5.000%, 12-14-18	5,109	5,296
5.200%, 3-5-19	7,500	7,549
Federal National Mortgage Association:
5.125%, 11-2-12	12,000	12,371
4.000%, 1-18-13	5,000	5,154
		79,305
Mortgage-Backed Obligations - 31.86%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.260%, 6-1-34	1,647	1,678
5.726%, 10-1-36 (C)	2,718	2,767
5.452%, 12-1-36 (C)	4,101	4,179
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.000%, 5-15-16	1,923	1,932
5.000%, 5-15-19	4,500	4,537
5.000%, 7-15-19	2,225	2,227
5.000%, 5-15-23	5,500	5,533
5.000%, 3-15-25	7,000	7,104
7.500%, 9-15-29	1,301	1,395
4.250%, 3-15-31	3,001	3,000
5.000%, 5-15-31	10,163	10,313
5.000%, 9-15-32	3,000	3,049
5.500%, 5-15-34	1,652	1,716
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (F)
5.500%, 12-15-13	1,710	120
5.500%, 10-15-23	1,208	10
5.500%, 4-15-24	2,007	31
5.500%, 4-15-24	338	5
5.000%, 6-15-24	1,775	35
5.000%, 7-15-29	3,174	212
5.000%, 9-15-31	6,311	532
5.500%, 10-15-31	6,388	893
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.000%, 6-1-14	2,048	2,080
5.000%, 9-1-17	98	101
4.500%, 1-1-18	1,167	1,201
4.500%, 2-1-18	1,126	1,159
4.500%, 4-1-18	2,306	2,383
4.500%, 3-1-19	2,173	2,230
5.000%, 6-1-21	4,178	4,300
6.000%, 9-1-21	4,441	4,605
5.000%, 11-1-21	3,485	3,584
5.500%, 3-1-22	8,404	8,674
6.000%, 7-1-22	3,774	3,914
6.000%, 8-1-22	2,489	2,581
5.000%, 7-1-25	6,038	6,203
6.000%, 2-1-27	4,039	4,168
5.000%, 3-1-35	3,952	4,044
5.500%, 10-1-35	4,903	5,025
5.500%, 8-1-36	4,750	4,868
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
5.360%, 12-1-36 (C)	2,754	2,766
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3-25-18	8,500	8,574
5.000%, 6-25-18	6,750	6,875
5.500%, 6-25-18	5,367	5,585
5.000%, 9-25-18	2,000	2,031
5.000%, 6-25-28	2,293	2,328
5.000%, 3-25-29	8,000	8,111
5.500%, 2-25-32	4,000	4,065
5.500%, 10-25-32	10,000	10,230
4.000%, 11-25-32	1,578	1,586
4.000%, 3-25-33	1,471	1,480
3.500%, 8-25-33	3,856	3,684
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 3-25-18	963	24
5.500%, 1-25-33	6,282	687
5.500%, 11-25-36	22,490	2,777
5.500%, 8-25-37	9,997	1,215
Federal National Mortgage Association Fixed Rate Participation Certificates (Interest Only), (F)
5.750%, 8-25-32	5,577	642
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1-1-17	1,194	1,238
5.000%, 3-1-18	3,548	3,663
5.000%, 3-1-18	1,101	1,137
4.000%, 11-1-18	3,434	3,524
4.500%, 6-1-19	6,171	6,332
4.500%, 8-1-19	7,075	7,260
5.000%, 12-1-19	3,881	3,999
5.000%, 6-1-20	1,527	1,572
5.500%, 11-1-22	8,951	9,234
5.500%, 10-1-23	2,199	2,289
5.000%, 4-1-24	5,922	6,071
4.500%, 7-25-24	3,000	2,998
5.000%, 5-1-28	11,610	11,888
5.500%, 9-25-31	4,500	4,615
5.000%, 6-25-32	5,250	5,283
5.500%, 2-1-33	5,570	5,729
6.000%, 4-1-33	2,024	2,091
5.000%, 9-1-33	9,224	9,442
5.000%, 5-1-35	5,066	5,179
6.500%, 11-1-37	1,777	1,820
5.500%, 1-25-39	4,151	4,234
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 7-16-22	3,914	432
5.500%, 6-20-28	2,884	63
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 12-15-17	267	280
4.000%, 9-15-18	1,310	1,344
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E,
5.000%, 12-15-25	1,032	1,031
		277,796
Non-Agency REMIC/CMO - 3.03%
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.500%, 3-15-31	4,100	4,261
5.500%, 9-15-31	11,024	11,235
Federal National Mortgage Association Non-Agency REMIC/CMO,
4.500%, 12-25-34	5,777	5,825
Government National Mortgage Association Non-Agency REMIC/CMO,
4.585%, 8-16-34	5,000	5,052
		26,373

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 43.99%		$383,474
(Cost: $377,864)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations
United States Treasury Bond Principal STRIPS,
0.000%, 11-15-21	17,000	11,022
United States Treasury Bonds:
8.000%, 11-15-21	8,900	13,495
6.125%, 11-15-27	19,000	27,244
United States Treasury Notes:
4.125%, 8-31-12	24,850	27,483
4.250%, 8-15-13	33,300	37,860
4.000%, 2-15-14	9,000	10,201

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 14.61%		$127,305
(Cost: $112,960)

SHORT-TERM SECURITIES
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	1,309	1,309
ITT Corporation,
2.000%, 1-5-09	3,000	2,999
McCormick & Co. Inc.,
0.150%, 1-2-09	4,000	4,000
Sara Lee Corporation,
1.000%, 1-9-09	3,000	2,999
Sonoco Products Co.,
2.100%, 1-5-09	2,500	2,500

TOTAL SHORT-TERM SECURITIES - 1.58%		$13,807
(Cost: $13,807)

TOTAL INVESTMENT SECURITIES - 100.00%		$871,658
(Cost: $903,532)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$ —	$ —
Level Two - Other Significant Observable Inputs	870,517	(207)
Level Three - Significant Unobservable Inputs	1,141	—
Total	$871,658	$(207)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
	Investments	Other Financial Instruments+
Beginning balance 9-30-08	$4,372	$ ---
Net realized gain (loss)	4	---
Net change in unrealized appreciation (depreciation)	(2,992)	---
Net purchases (sales)	(243)	---
Transfers in and/or out of Level 3	---	---
Ending Balance 12-31-08	$1,141	$ ---
Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08*	$(2,992)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*Net change in unrealized appreciation (depreciation) includes $3 from change in accrued amortization.
The following credit default swap agreements were outstanding at December 31, 2008:
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Morgan Stanley International Limited	Wachovia CDS 6/20/13	1.94%	6-20-13	7,000	$(207)

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2008, the total value of these securities amounted to $15,182 or 1.74% of total investment securities.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2008, the total value of these securities amounted to $11,189 or 1.28% of total investment securities.

(E)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)Amount shown in principal column represents notional amount for computation of interest.

The following acronyms are used throughout this portfolio: CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	February 26, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	February 26, 2009